Disposition of a subsidiary (Tables)	12 Months Ended
Sep. 30, 2021
Disposition of a subsidiary
Summary of reconciliation of the carrying amounts of major classes of assets and liabilities held for sale and amounts of major classes of operations classified as discontinued operations

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities held for sale in the consolidated balance sheet as of September 30, 2021 and September 30, 2020.

	As of	As of
	September 30,	September 30,
	2021	2020
Carrying amounts of major classes of assets held for sale:
Cash	$10,610	66,245
Accounts receivable, net	168,203	265,050
Advances to suppliers	—	21,385
Due from related parties	3,913,260	—
Inventories	—	459,747
Other receivables	27,074	20,032
Property, plant and equipment	173,289	227,026
Operating lease right-of-use assets, net	—	544,642
Total assets of disposal group	$4,292,436	$1,604,127

Carrying amounts of major classes of liabilities held for sale:
Short-term bank loan	$1,299,104	$1,470,000
Accounts payable	181,391	396,515
Other current liabilities	61,828	107,557
Operating lease liabilities – current		44,334
Operating lease liabilities – non-current		514,830
Total liabilities of disposal group	$1,542,323	$2,533,236

The following is a reconciliation of the amounts of major classes of operations classified as discontinued operations in the consolidated statements of operations and other comprehensive income (loss) for the years ended September 30, 2021 and 2020.

	For the years ended September 30,
	2021	2020
Revenue	$2,022,846	$1,803,816
Cost of revenues	(1,783,156)	(1,490,702)
Gross profit	239,690	313,114
Operating expenses	(221,586)	(479,182)
Income from operations	18,104	(166,068)
Other expenses	(69,875)	(79,201)
Income before income taxes	(51,771)	(245,269)
Provision for income taxes	419	(18,578)
Net loss from discontinued operations, net of tax	$(51,352)	$(263,847)